LOAN COMMITMENTS (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Mortgage Loans on Real Estate, Face Amount of Mortgages	$ 415,000	$ 592,000
Mortgage Loans on Real Estate, Minimum Interest Rate in Range	3.25%	4.53%
Mortgage Loans on Real Estate, Maximum Interest Rate in Range	4.83%	7.25%
Mortgage Loans On Real Estate Maturity Term Minimum	10 years	10 years
Mortgage Loans On Real Estate Maturity Term Maximum	30 years	30 years